UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

State Street Navigator Securities Lending Portfolio I

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio I (the "Portfolio") for the period ended June 30, 2024. You can request additional information about the Portfolio by contacting us at 1-877-521-4083.

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio I	$2	0.04%

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$627,677,979
# of Portfolio Holdings	110

What did the Portfolio invest in?

Security Type

Asset	% Value of Total Net Assets
Certificates Of Deposit	32.1%
Government Agency Repurchase Agreements	25.2%
Financial Company Commercial Paper	17.7%
Asset Backed Commercial Paper	10.1%
Other Repurchase Agreements	7.8%
Other Notes	5.9%

State Street Navigator Securities Lending Portfolio II

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio II (the "Portfolio") for the period ended June 30, 2024. You can request additional information about the Portfolio by contacting us at 1-877-521-4083.

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio II	$2	0.04%

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$11,363,327,385
# of Portfolio Holdings	129

What did the Portfolio invest in?

Security Type

Asset	% Value of Total Net Assets
Certificates Of Deposit	24.9%
Financial Company Commercial Paper	23.6%
Other Notes	13.6%
Other Repurchase Agreements	12.3%
Asset Backed Commercial Paper	10.2%
Government Agency Repurchase Agreements	9.8%
Treasury Debt	3.9%

State Street Navigator Securities Lending Government Money Market Portfolio

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Government Money Market Portfolio (the "Portfolio") for the period ended June 30, 2024. You can request additional information about the Portfolio by contacting us at 1-877-521-4083.

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Government Money Market Portfolio	$2	0.03%

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$7,718,633,039
# of Portfolio Holdings	103

What did the Portfolio invest in?

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	45.1%
Treasury Repurchase Agreements	22.5%
Government Agency Repurchase Agreements	19.7%
Government Agency Debt	9.1%

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	38.3%
8 to 30 Days	12.2%
31 to 60 Days	10.4%
61 to 90 Days	8.7%
91 to 180 Days	21.9%
Over 180 Days	4.8%

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

STATE STREET NAVIGATOR SECURITIES LENDING
GOVERNMENT MONEY MARKET PORTFOLIO
Semi-Annual Financial Statements and Other Information
June 30, 2024

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Semi-Annual Financial Statements and Other Information
June 30, 2024
Table of Contents (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 9.1%
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.08%(a)	5.420%	06/29/2024	08/14/2024	$6,400,000	$6,400,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.08%(a)	5.420%	06/29/2024	09/27/2024	22,100,000	22,100,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.09%(a)	5.430%	06/29/2024	09/16/2024	3,040,000	3,040,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.10%(a)	5.440%	06/29/2024	10/11/2024	23,000,000	23,000,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.10%(a)	5.440%	06/29/2024	04/01/2026	135,000,000	135,000,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.11%(a)	5.445%	06/29/2024	11/22/2024	5,200,000	5,200,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.11%(a)	5.450%	06/29/2024	11/15/2024	8,250,000	8,250,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.12%(a)	5.460%	06/29/2024	01/27/2026	21,667,000	21,667,000
Aaa, AA+	Federal Farm Credit Banks Funding Corp., SOFR + 0.14%(a)	5.475%	06/29/2024	03/04/2026	12,500,000	12,503,605
Aaa, AA+	Federal Farm Credit Discount Notes	5.100%	01/13/2025	01/13/2025	2,270,000	2,206,970
Aaa, AA+	Federal Home Loan Bank Discount Notes	4.760%	02/10/2025	02/10/2025	18,900,000	18,340,224
Aaa, AA+	Federal Home Loan Bank Discount Notes	4.997%	11/29/2024	11/29/2024	34,000,000	33,287,443
Aaa, AA+	Federal Home Loan Bank Discount Notes	5.100%	01/13/2025	01/13/2025	2,600,000	2,527,807
Aaa, AA+	Federal Home Loan Bank Discount Notes	5.195%	09/25/2024	09/25/2024	46,400,000	45,824,163
Aaa, AA+	Federal Home Loan Bank Discount Notes	5.250%	09/06/2024	09/06/2024	65,000,000	64,364,896
Aaa, AA+	Federal Home Loan Banks	5.264%	04/14/2025	04/14/2025	2,130,000	2,053,211
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.03%(a)	5.365%	06/29/2024	10/21/2024	12,500,000	12,500,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.04%(a)	5.380%	06/29/2024	03/14/2025	75,000,000	75,000,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.07%(a)	5.410%	06/29/2024	07/05/2024	9,900,000	9,900,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.08%(a)	5.420%	06/29/2024	08/16/2024	42,100,000	42,100,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.09%(a)	5.430%	06/29/2024	08/15/2025	17,540,000	17,540,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.11%(a)	5.450%	06/29/2024	11/21/2024	25,100,000	25,100,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.11%(a)	5.450%	06/29/2024	12/02/2024	24,000,000	24,000,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.11%(a)	5.450%	06/29/2024	12/19/2024	38,600,000	38,600,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.13%(a)	5.470%	06/29/2024	02/09/2026	4,370,000	4,370,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT – (continued)
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.13%(a)	5.470%	06/29/2024	02/13/2026	$14,900,000	$14,900,000
Aaa, AA+	Federal Home Loan Banks, SOFR + 0.16%(a)	5.500%	06/29/2024	07/14/2025	34,720,000	34,753,068
Aaa, AA+	Federal National Mortgage Association	5.259%	04/22/2025	04/22/2025	920,000	886,845
TOTAL GOVERNMENT AGENCY DEBT						705,415,232
	TREASURY DEBT — 45.1%
Aaa, AA+	U.S. Treasury Bills(b)	2.626%	07/02/2024	07/02/2024	29,500,000	29,495,722
Aaa, AA+	U.S. Treasury Bills(b)	2.647%	07/02/2024	07/02/2024	9,900,000	9,898,565
Aaa, AA+	U.S. Treasury Bills(b)	2.649%	07/02/2024	07/02/2024	19,500,000	19,497,170
Aaa, AA+	U.S. Treasury Bills(b)	4.094%	07/05/2024	07/05/2024	43,000,000	42,975,896
Aaa, AA+	U.S. Treasury Bills(b)	4.643%	07/11/2024	07/11/2024	11,200,000	11,184,351
Aaa, AA+	U.S. Treasury Bills(b)	4.647%	07/11/2024	07/11/2024	34,400,000	34,351,888
Aaa, AA+	U.S. Treasury Bills(b)	4.648%	07/11/2024	07/11/2024	34,400,000	34,351,878
Aaa, AA+	U.S. Treasury Bills(b)	4.693%	07/09/2024	07/09/2024	78,200,000	78,109,618
Aaa, AA+	U.S. Treasury Bills(b)	4.694%	07/09/2024	07/09/2024	26,100,000	26,069,826
Aaa, AA+	U.S. Treasury Bills(b)	4.696%	07/09/2024	07/09/2024	45,700,000	45,647,140
Aaa, AA+	U.S. Treasury Bills(b)	4.733%	07/11/2024	07/11/2024	31,660,000	31,614,049
Aaa, AA+	U.S. Treasury Bills(b)	4.780%	07/18/2024	07/18/2024	24,200,000	24,143,090
Aaa, AA+	U.S. Treasury Bills(b)	4.781%	07/18/2024	07/18/2024	15,950,000	15,912,483
Aaa, AA+	U.S. Treasury Bills(b)	4.782%	07/18/2024	07/18/2024	4,950,000	4,938,353
Aaa, AA+	U.S. Treasury Bills(b)	4.785%	07/18/2024	07/18/2024	9,900,000	9,876,695
Aaa, AA+	U.S. Treasury Bills(b)	4.958%	07/16/2024	07/16/2024	56,000,000	55,878,550
Aaa, AA+	U.S. Treasury Bills(b)	4.959%	07/16/2024	07/16/2024	32,000,000	31,930,587
Aaa, AA+	U.S. Treasury Bills(b)	4.960%	07/16/2024	07/16/2024	44,000,000	43,904,538
Aaa, AA+	U.S. Treasury Bills(b)	4.961%	07/16/2024	07/16/2024	18,000,000	17,960,944
Aaa, AA+	U.S. Treasury Bills(b)	4.963%	07/16/2024	07/16/2024	50,000,000	49,891,458
Aaa, AA+	U.S. Treasury Bills(b)	4.971%	11/29/2024	11/29/2024	4,750,000	4,653,669
Aaa, AA+	U.S. Treasury Bills(b)	4.999%	07/23/2024	07/23/2024	70,000,000	69,777,256
Aaa, AA+	U.S. Treasury Bills(b)	5.006%	08/08/2024	08/08/2024	18,700,000	18,600,516
Aaa, AA+	U.S. Treasury Bills(b)	5.008%	08/08/2024	08/08/2024	6,700,000	6,664,338
Aaa, AA+	U.S. Treasury Bills(b)	5.009%	08/08/2024	08/08/2024	13,300,000	13,229,202
Aaa, AA+	U.S. Treasury Bills(b)	5.011%	08/08/2024	08/08/2024	21,300,000	21,186,572
Aaa, AA+	U.S. Treasury Bills(b)	5.041%	08/08/2024	08/08/2024	4,000,000	3,978,572
Aaa, AA+	U.S. Treasury Bills(b)	5.046%	08/08/2024	08/08/2024	16,100,000	16,013,668
Aaa, AA+	U.S. Treasury Bills(b)	5.051%	08/08/2024	08/08/2024	21,500,000	21,384,599
Aaa, AA+	U.S. Treasury Bills(b)	5.051%	08/15/2024	08/15/2024	28,000,000	27,822,900
Aaa, AA+	U.S. Treasury Bills(b)	5.052%	08/15/2024	08/15/2024	9,500,000	9,439,901
Aaa, AA+	U.S. Treasury Bills(b)	5.056%	08/15/2024	08/15/2024	12,500,000	12,420,859
Aaa, AA+	U.S. Treasury Bills(b)	5.061%	07/23/2024	07/23/2024	30,000,000	29,904,483
Aaa, AA+	U.S. Treasury Bills(b)	5.111%	08/22/2024	08/22/2024	100,000,000	99,263,333
Aaa, AA+	U.S. Treasury Bills(b)	5.123%	07/30/2024	07/30/2024	85,000,000	84,643,602
Aaa, AA+	U.S. Treasury Bills(b)	5.147%	09/05/2024	09/05/2024	15,400,000	15,255,558
Aaa, AA+	U.S. Treasury Bills(b)	5.154%	09/12/2024	09/12/2024	34,900,000	34,539,076
Aaa, AA+	U.S. Treasury Bills(b)	5.158%	08/29/2024	08/29/2024	70,000,000	69,411,475
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT – (continued)
Aaa, AA+	U.S. Treasury Bills(b)	5.158%	09/05/2024	09/05/2024	$3,700,000	$3,665,269
Aaa, AA+	U.S. Treasury Bills(b)	5.160%	08/29/2024	08/29/2024	30,000,000	29,747,677
Aaa, AA+	U.S. Treasury Bills(b)	5.181%	09/26/2024	09/26/2024	85,000,000	83,951,348
Aaa, AA+	U.S. Treasury Bills(b)	5.214%	10/31/2024	10/31/2024	55,800,000	54,823,299
Aaa, AA+	U.S. Treasury Bills(b)	5.215%	08/13/2024	08/13/2024	80,000,000	79,500,244
Aaa, AA+	U.S. Treasury Bills(b)	5.215%	10/10/2024	10/10/2024	67,000,000	66,037,582
Aaa, AA+	U.S. Treasury Bills(b)	5.216%	10/31/2024	10/31/2024	50,200,000	49,321,149
Aaa, AA+	U.S. Treasury Bills(b)	5.219%	10/31/2024	10/31/2024	24,100,000	23,677,959
Aaa, AA+	U.S. Treasury Bills(b)	5.229%	08/06/2024	08/06/2024	59,480,000	59,166,392
Aaa, AA+	U.S. Treasury Bills(b)	5.247%	10/10/2024	10/10/2024	57,841,000	57,005,116
Aaa, AA+	U.S. Treasury Bills(b)	5.259%	09/10/2024	09/10/2024	100,000,000	98,967,344
Aaa, AA+	U.S. Treasury Bills(b)	5.260%	10/17/2024	10/17/2024	50,000,000	49,226,750
Aaa, AA+	U.S. Treasury Bills(b)	5.262%	08/27/2024	08/27/2024	44,000,000	43,635,121
Aaa, AA+	U.S. Treasury Bills(b)	5.265%	08/27/2024	08/27/2024	82,000,000	81,319,673
Aaa, AA+	U.S. Treasury Bills(b)	5.268%	10/03/2024	10/03/2024	16,600,000	16,375,476
Aaa, AA+	U.S. Treasury Bills(b)	5.269%	10/03/2024	10/03/2024	16,600,000	16,375,432
Aaa, AA+	U.S. Treasury Bills(b)	5.274%	10/24/2024	10/24/2024	50,000,000	49,175,833
Aaa, AA+	U.S. Treasury Bills(b)	5.282%	09/19/2024	09/19/2024	70,000,000	69,202,000
Aaa, AA+	U.S. Treasury Bills(b)	5.283%	09/03/2024	09/03/2024	23,300,000	23,082,844
Aaa, AA+	U.S. Treasury Bills(b)	5.284%	11/07/2024	11/07/2024	70,007,000	68,713,825
Aaa, AA+	U.S. Treasury Bills(b)	5.285%	09/03/2024	09/03/2024	46,700,000	46,264,548
Aaa, AA+	U.S. Treasury Bills(b)	5.287%	11/07/2024	11/07/2024	20,000,000	19,630,379
Aaa, AA+	U.S. Treasury Bills(b)	5.290%	10/03/2024	10/03/2024	6,700,000	6,609,011
Aaa, AA+	U.S. Treasury Bills(b)	5.291%	10/03/2024	10/03/2024	16,600,000	16,374,501
Aaa, AA+	U.S. Treasury Bills(b),(c)	5.292%	10/29/2024	10/29/2024	36,650,000	36,018,089
Aaa, AA+	U.S. Treasury Bills(b),(c)	5.294%	10/29/2024	10/29/2024	17,450,000	17,149,044
Aaa, AA+	U.S. Treasury Bills(b)	5.295%	10/03/2024	10/03/2024	16,600,000	16,374,349
Aaa, AA+	U.S. Treasury Bills(b)	5.296%	09/17/2024	09/17/2024	100,300,000	99,163,434
Aaa, AA+	U.S. Treasury Bills(b),(c)	5.296%	10/29/2024	10/29/2024	45,900,000	45,107,996
Aaa, AA+	U.S. Treasury Bills(b)	5.297%	09/17/2024	09/17/2024	9,640,000	9,530,742
Aaa, AA+	U.S. Treasury Bills(b)	5.298%	09/17/2024	09/17/2024	5,050,000	4,992,748
Aaa, AA+	U.S. Treasury Bills(b)	5.302%	11/14/2024	11/14/2024	12,210,000	11,971,756
Aaa, AA+	U.S. Treasury Bills(b)	5.303%	11/14/2024	11/14/2024	82,790,000	81,174,270
Aaa, AA+	U.S. Treasury Bills(b)	5.304%	11/21/2024	11/21/2024	70,940,000	69,485,966
Aaa, AA+	U.S. Treasury Bills(b)	5.308%	10/08/2024	10/08/2024	80,120,000	78,969,877
Aaa, AA+	U.S. Treasury Bills(b)	5.309%	09/06/2024	09/24/2024	30,300,000	29,925,658
Aaa, AA+	U.S. Treasury Bills(b)	5.309%	11/21/2024	11/21/2024	4,060,000	3,976,703
Aaa, AA+	U.S. Treasury Bills(b)	5.310%	12/05/2024	12/05/2024	21,240,000	20,762,724
Aaa, AA+	U.S. Treasury Bills(b)	5.312%	09/06/2024	09/24/2024	19,700,000	19,456,500
Aaa, AA+	U.S. Treasury Bills(b)	5.313%	12/05/2024	12/05/2024	24,520,000	23,968,753
Aaa, AA+	U.S. Treasury Bills(b)	5.316%	11/21/2024	11/21/2024	1,090,000	1,067,611
Aaa, AA+	U.S. Treasury Bills(b)	5.317%	11/21/2024	11/21/2024	2,740,000	2,683,703
Aaa, AA+	U.S. Treasury Bills(b)	5.317%	12/26/2024	12/26/2024	63,390,000	61,778,978
Aaa, AA+	U.S. Treasury Bills(b)	5.318%	12/05/2024	12/05/2024	4,250,000	4,154,361
Aaa, AA+	U.S. Treasury Bills(b)	5.319%	10/08/2024	10/08/2024	94,870,000	93,506,932
Aaa, AA+	U.S. Treasury Bills(b)	5.319%	12/19/2024	12/19/2024	27,100,000	26,437,388
Aaa, AA+	U.S. Treasury Bills(b)	5.320%	10/15/2024	10/15/2024	2,480,000	2,441,919
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT – (continued)
Aaa, AA+	U.S. Treasury Bills(b)	5.320%	11/29/2024	11/29/2024	$7,660,000	$7,493,971
Aaa, AA+	U.S. Treasury Bills(b)	5.320%	12/26/2024	12/26/2024	39,300,000	38,300,727
Aaa, AA+	U.S. Treasury Bills(b)	5.321%	12/19/2024	12/19/2024	42,900,000	41,850,559
Aaa, AA+	U.S. Treasury Bills(b)	5.323%	11/29/2024	11/29/2024	13,510,000	13,217,032
Aaa, AA+	U.S. Treasury Bills(b)	5.323%	12/26/2024	12/26/2024	2,310,000	2,251,236
Aaa, AA+	U.S. Treasury Bills(b)	5.324%	10/01/2024	10/01/2024	28,700,000	28,315,858
Aaa, AA+	U.S. Treasury Bills(b)	5.325%	10/15/2024	10/15/2024	55,300,000	54,450,039
Aaa, AA+	U.S. Treasury Bills(b)	5.327%	10/01/2024	10/01/2024	46,300,000	45,679,992
Aaa, AA+	U.S. Treasury Bills(b)	5.328%	12/12/2024	12/12/2024	42,200,000	41,207,538
Aaa, AA+	U.S. Treasury Bills(b)	5.330%	10/15/2024	10/15/2024	42,220,000	41,570,457
Aaa, AA+	U.S. Treasury Bills(b)	5.330%	12/12/2024	12/12/2024	22,750,000	22,214,705
Aaa, AA+	U.S. Treasury Bills(b)	5.331%	10/22/2024	10/22/2024	65,000,000	63,935,267
Aaa, AA+	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15%(a)	5.455%	06/29/2024	04/30/2026	29,000,000	28,999,267
Aaa, AA+	U.S. Treasury Notes	2.875%	04/30/2025	04/30/2025	1,280,000	1,255,735
Aaa, AA+	U.S. Treasury Notes	3.875%	04/30/2025	04/30/2025	1,970,000	1,948,445
TOTAL TREASURY DEBT						3,480,461,481
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 19.7%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 04/02/2024 (collateralized by Federal National Mortgage Associations, 3.500% – 4.500% due 06/01/2043 – 03/01/2047, valued at $51,000,000); expected proceeds $50,890,847(d)	5.390%	07/30/2024	07/30/2024	50,000,000	50,000,000
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/05/2024 (collateralized by, Federal Home Loan Mortgage Corporations, 2.500% – 8.000% due 08/01/2024 – 06/01/2054, Federal Home Loan Mortgage Corporation Strips, 3.500% – 5.000% due 09/15/2047 – 06/25/2053, Federal National Mortgage Associations, 2.000% – 7.500% due 05/01/2032 – 06/01/2054, and a Federal National Mortgage Associations Strips, 4.500% due 11/01/2040, valued at $40,800,001); expected proceeds $40,340,733(d)	5.380%	08/01/2024	08/01/2024	40,000,000	40,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 7.000% due 10/01/2026 – 07/01/2054, Federal National Mortgage Associations, 1.500% – 6.762% due 07/01/2026 – 10/01/2053, and Government National Mortgage Associations, 3.000% – 6.000% due 02/15/2039 – 10/20/2053, valued at $110,160,001); expected proceeds $108,047,970	5.330%	07/01/2024	07/01/2024	$108,000,000	$108,000,000
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.000% due 03/01/2042 – 06/01/2048, valued at $510,000,000); expected proceeds $500,222,083	5.330%	07/01/2024	07/01/2024	500,000,000	500,000,000
P-1, A-1	Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 04/11/2024 (collateralized by a Federal Farm Credit Bank, 2.450% due 08/09/2041, a federal Home Loan Bank, 3.740% due 06/12/2043, Federal Home Loan Mortgage Corporations, 1.220% – 5.500% due 11/11/2032 – 06/01/2054, Federal Home Loan Mortgage Corporations Strips, 2.000% – 2.500% due 01/25/2051 – 11/25/2052, Federal National Mortgage Associations, 2.475% – 7.000% due 05/01/2029 – 05/01/2054, Federal National Mortgage Associations Strips, 2.000% – 6.000% due 01/01/2052 – 02/01/2053, Government National Mortgage Associations, 2.000% – 6.000% due 11/15/2039 – 06/20/2064, and a U.S. Treasury Strip, 0.000% due 02/15/2028 – 05/15/2034, valued at $25,500,000); expected proceeds $25,457,833(d)	5.360%	08/12/2024	08/12/2024	25,000,000	25,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/13/2024 (collateralized by Federal National Mortgage Associations, 2.000% – 7.000% due 06/01/2040 – 06/01/2054, valued at $10,200,001); expected proceeds $10,047,378	5.330%	07/05/2024	07/05/2024	$10,000,000	$10,000,000
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a Federal Farm Credit Bank, 5.445% due 01/08/2026, a Federal Home Loan Bank, 0.500% due 04/14/2025, Federal Home Loan Mortgage Corporations, 0.375% – 5.300% due 07/21/2025 – 01/27/2026, Federal National Mortgage Associations, 0.375% – 0.625% due 04/22/2025 – 08/25/2025, and a U.S. Treasury Note, 4.875% due 10/31/2028, valued at $45,900,072); expected proceeds $45,046,638	5.330%	07/05/2024	07/05/2024	45,000,000	45,000,000
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Government National Mortgage Associations, 3.000% – 5.500% due 05/15/2045 – 02/20/2046, valued at $102,000,520); expected proceeds $100,044,500	5.340%	07/01/2024	07/01/2024	100,000,000	100,000,000
NR, A-1	Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 3.811% – 4.358% due 07/01/2052 – 01/01/2053, and Federal National Mortgage Associations, 2.500% – 7.000% due 03/01/2037 – 06/01/2054, valued at $61,200,000); expected proceeds $60,026,650	5.330%	07/01/2024	07/01/2024	60,000,000	60,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.500% due 04/01/2051 – 05/01/2053, a Federal National Mortgage Association, 6.174% due 08/01/2036 and Government National Mortgage Associations, 1.500% – 6.000% due 06/20/2037 – 05/20/2062, valued at $264,180,000); expected proceeds $259,115,039	5.330%	07/01/2024	07/01/2024	$259,000,000	$259,000,000
NR, A-1	Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a Federal Home Loan Mortgage Corporations, 2.500% due 01/01/2031, Federal National Mortgage Associations, 2.000% – 6.000% due 03/01/2026 – 10/01/2053, and Government National Mortgage Associations, 6.000% – 6.500% due 10/20/2038 – 08/20/2049, valued at $35,715,857); expected proceeds $35,015,546	5.330%	07/01/2024	07/01/2024	35,000,000	35,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/20/2024 (collateralized by a Federal National Mortgage Association, 2.500% due 09/01/2050, valued at $35,700,000); expected proceeds $35,616,651(d)	5.330%	07/17/2024	07/17/2024	35,000,000	35,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/17/2024 (collateralized by a Federal National Mortgage Association, 5.000% due 04/01/2050, valued at $10,200,000); expected proceeds $10,178,333(d)	5.350%	10/15/2024	10/15/2024	10,000,000	10,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a Federal National Mortgage Association, 3.500% due 07/01/2052, valued at $15,300,001); expected proceeds $15,265,271(d)	5.350%	10/25/2024	10/25/2024	$15,000,000	$15,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal National Mortgage Associations, 2.500% – 3.500% due 03/01/2052 – 07/01/2052, valued at $30,600,000); expected proceeds $30,031,033	5.320%	07/05/2024	07/05/2024	30,000,000	30,000,000
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 04/15/2024 (collateralized by a Federal National Mortgage Association, 6.000% due 06/01/2054, valued at $51,585,778); expected proceeds $50,895,000(d)	5.370%	08/13/2024	08/13/2024	50,000,000	50,000,000
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 05/16/2024 (collateralized by Federal National Mortgage Associations, 0.375% – 5.400% due 04/15/2025 – 08/24/2035, valued at $25,675,752); expected proceeds $25,339,986(d)	5.380%	08/15/2024	08/15/2024	25,000,000	25,000,000
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/27/2024 (collateralized by a Federal National Mortgage Association, 6.000% due 06/01/2054, valued at $51,030,318); expected proceeds $50,044,583	5.350%	07/03/2024	07/03/2024	50,000,000	50,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a Federal Home Loan Mortgage Corporation, 5.500% due 03/01/2054, valued at $71,431,773); expected proceeds $70,031,150	5.340%	07/01/2024	07/01/2024	$70,000,000	$70,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,517,000,000
	TREASURY REPURCHASE AGREEMENTS — 22.5%
P-1, A-1	Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/12/2024 (collateralized by a U.S. Treasury Bond, 3.875% due 05/15/2043, valued at $81,600,011); expected proceeds $80,355,333	5.330%	07/05/2024	07/05/2024	80,000,000	80,000,000
P-1, A-1	Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 4.750% due 11/15/2043, valued at $51,000,076); expected proceeds $50,022,208	5.330%	07/01/2024	07/01/2024	50,000,000	50,000,000
P-1, A-1	Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 4.750% due 11/15/2043, valued at $51,000,076); expected proceeds $50,022,250	5.340%	07/01/2024	07/01/2024	50,000,000	50,000,000
P-1, A-1	Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by U.S. Treasury Bills, 0.000% due 07/23/2024, U.S. Treasury Bonds, 1.750% – 4.500% due 08/15/2039 – 08/15/2053, U.S. Treasury Inflation Index Bonds, 1.375% – 3.625% due 04/15/2028 – 02/15/2044, and U.S. Treasury Notes, 0.625% – 4.625% due 07/31/2026 – 08/15/2033, valued at $20,400,051); expected proceeds $20,091,794	5.330%	07/05/2024	07/05/2024	20,000,000	20,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.750% – 5.000% due 03/15/2025 – 04/30/2030, valued at $255,000,016); expected proceeds $250,111,042	5.330%	07/01/2024	07/01/2024	$250,000,000	$250,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.625% – 1.875% due 05/15/2031 – 02/15/2032, valued at $500,220,894); expected proceeds $500,220,833	5.300%	07/01/2024	07/01/2024	500,000,000	500,000,000
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 4.625% due 05/15/2054, valued at $102,000,032); expected proceeds $100,044,333	5.320%	07/01/2024	07/01/2024	100,000,000	100,000,000
NR, A-1	Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 06/12/2025, U.S. Treasury Bonds, 3.375% – 3.875% due 02/15/2043 – 05/15/2044, and a U.S. Treasury Note, 3.875% due 09/30/2029, valued at $20,400,073); expected proceeds $20,020,728	5.330%	07/05/2024	07/05/2024	20,000,000	20,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 1.625% due 11/15/2050, valued at $51,000,038); expected proceeds $50,208,444	5.360%	07/01/2024	07/05/2024	50,000,000	50,000,000
P-1, A-1	Agreement with Mitsubishi UFJ Securities, Inc., dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.375% – 4.750%, due 02/15/2037 – 08/15/2052, valued at $511,607,888); expected proceeds $500,221,667	5.320%	07/01/2024	07/01/2024	500,000,000	500,000,000
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS – (continued)
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2024 – 05/15/2025, and a U.S. Treasury Note, 5.455% due 04/30/2026, valued at $76,500,075); expected proceeds $75,077,729	5.330%	07/01/2024	07/05/2024	$75,000,000	$75,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 08/08/2024, valued at $45,900,091); expected proceeds $45,019,988	5.330%	07/01/2024	07/01/2024	45,000,000	45,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						1,740,000,000
TOTAL INVESTMENTS –96.4% (Cost $7,442,876,713)(e),(f)						7,442,876,713
Other Assets in Excess of Liabilities —3.6%						275,756,326
NET ASSETS –100.0%						$7,718,633,039
*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	When-issued security.
(d)	Illiquid security. These securities represent $250,000,000 or 3.2% of net assets as of June 30, 2024.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in securities, at value — unaffiliated issuers	$4,185,876,713
Repurchase agreements, at amortized cost	3,257,000,000
Total Investments — unaffiliated issuers	7,442,876,713
Cash	368,983,368
Interest receivable — unaffiliated issuers	8,815,521
TOTAL ASSETS	7,820,675,602
LIABILITIES
Payable for investments purchased	98,275,129
Advisory fee payable	106,209
Administration fees payable	4,552
Custodian, sub-administration and transfer agent fees payable	11,415
Trustees’ fees and expenses payable	7,243
Professional fees payable	24,253
Distribution payable	3,379,597
Accrued expenses and other liabilities	234,165
TOTAL LIABILITIES	102,042,563
NET ASSETS	$7,718,633,039
NET ASSETS CONSIST OF:
Paid-in capital	$7,718,645,227
Total distributable earnings (loss)	$(12,188)
NET ASSETS	$7,718,633,039
NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	7,718,635,178
COST OF INVESTMENTS:
Investments at cost	$7,442,876,713
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest income - unaffiliated issuers	$203,532,983
EXPENSES
Advisory fees	660,376
Administration fees	28,302
Custodian, sub-administration and transfer agent fees	463,386
Trustees’ fees and expenses	39,135
Professional fees	37,692
Insurance expense	17,348
Miscellaneous expenses	15,214
TOTAL EXPENSES	1,261,453
NET INVESTMENT INCOME (LOSS)	202,271,530
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(19,947)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$202,251,583
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$202,271,530	$426,674,832
Net realized gain (loss)	(19,947)	535
Net increase (decrease) in net assets resulting from operations	202,251,583	426,675,367
DISTRIBUTIONS TO SHAREHOLDERS:	(202,271,617)	(426,526,329)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	71,279,009,593	149,631,887,820
Cost of shares redeemed	(70,730,851,052)	(152,278,075,021)
Net increase (decrease) in net assets from beneficial interest transactions	548,158,541	(2,646,187,201)
Net increase (decrease) in net assets during the period	548,138,507	(2,646,038,163)
Net assets at beginning of period	7,170,494,532	9,816,532,695
NET ASSETS AT END OF PERIOD	$7,718,633,039	$7,170,494,532
SHARES OF BENEFICIAL INTEREST:
Shares sold	71,279,009,593	149,631,887,820
Shares redeemed	(70,730,851,052)	(152,278,075,021)
Net increase (decrease)	548,158,541	(2,646,187,201)
See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0266	0.0506	0.0168	0.0003	0.0042	0.0218
Net realized and unrealized gain (loss)	(0.0000)(a)	(0.0001)	0.0000(a)	0.0000(a)	0.0000(a)	0.0000(a)
Total from investment operations	0.0266	0.0505	0.0168	0.0003	0.0042	0.0218
Distributions to shareholders from:
Net investment income	(0.0266)	(0.0505)	(0.0168)	(0.0003)	(0.0042)	(0.0218)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return(b)	2.66%	5.05%	1.68%	0.03%	0.42%	2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,718,633	$7,170,495	$9,816,533	$7,304,026	$7,423,439	$8,865,068
Ratios to average net assets:
Total expenses	0.03%(c)	0.03%	0.03%	0.03%	0.03%	0.04%
Net investment income (loss)	5.33%(c)	5.00%	1.81%	0.03%	0.42%	2.18%
(a)	Amount is less than $0.00005 per share.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements
June 30, 2024 (Unaudited)
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the "Funds"). State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). There are other affiliated trusts that participate in the SLP and invest collateral in the Fund. Shares of the Fund are sold in private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee").
The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2024 (Unaudited)
The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2024 (Unaudited)
3.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2024, the Fund had invested in repurchase agreements with the gross values (principal) of $3,257,000,000 and associated collateral equal to $3,314,809,395.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2025 (i) to waive up to the full amount of the advisory fee payable by the Fund and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Fund's Board.
Each of the Adviser and certain of its affiliates (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement. There were no fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2024.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2024 (Unaudited)
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2024, based on management’s evaluation of the shareholder account base,  the number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	4	54.17%
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Financial Statements – (continued)
June 30, 2024 (Unaudited)
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)
BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT1
General Background
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser  to the State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”), pursuant to an advisory agreement (the “Advisory Agreement”) between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.
Approval Process
The Board, including the Independent Trustees, met in person on April 3, 2024 and May 8-9, 2024 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and Independent Counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.
1The Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2024 (Unaudited)
The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from Independent Counsel detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request for information to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund, the State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Portfolio II (together with the Fund, the “Navigator Funds”) with a description  of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of SEC staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a Summary of total returns at net asset value (before taxes) for the Fund as of December 31, 2023 for the one-, three-, five- and ten-year periods, with information regarding the total returns at net asset value (before taxes) of comparable accounts; (vii) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2023; (viii) reports regarding the Adviser’s expense allocation and profitability related to providing investment advisory services to each Navigator Fund for the year ended December 31, 2023; (ix) reports regarding the Administrator’s and State Street’s profitability related to providing services to each Navigator Fund (collectively, with item vii, the “SSGA FM Profitability Reports”); (x) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (xi) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; and (xii) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2023, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2024 (Unaudited)
investment policies and of similar asset size.  In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).
The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement
The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.
In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.
The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $956 billion in assets under management as of December 31, 2023. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.
The Investment Performance of the Trust and SSGA FM
In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and 13 other institutional money market taxable funds (as classified by Broadridge) with assets ranging from approximately $4.007 billion to approximately $14.227 billion (the “Broadridge Peer Group”), and the Broadridge performance universe, consisting of the Fund and all institutional US government money market funds, regardless of asset size or primary channel of distribution (the “Broadridge Performance Universe”), as well as against an appropriate benchmark provided by Broadridge for the

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2024 (Unaudited)
Fund (the “Benchmark”).  The Board noted that the Fund had outperformed the median of each of the Broadridge Peer Group and the Broadridge Performance Universe for the 1-, 3-, 5- and 10-year periods and also outperformed the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund ranked in the first quintile compared to its Broadridge Peer Group and Broadridge Performance Universe for each period.  On the basis of this review, the Board concluded that the Fund’s performance supported the renewal of the Advisory Agreement.
The Cost of the Services to be Provided
The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group and the Broadridge expense universe, consisting of the Fund, the Broadridge Peer Group, and all other institutional US government money market funds, excluding outliers (the “Broadridge Expense Universe”).  The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were the lowest in the Broadridge Peer Group. The Board also noted that the actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Expense Universe.  The Board concluded that the management fees and total expenses of the Fund are reasonable.
Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust
The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust.  The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2023. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.
Economies of Scale
The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.
Other Benefits
In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust.  The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.
Approval

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2024 (Unaudited)
The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and the Independent Trustees were advised by Independent Counsel with respect to their deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

STATE STREET NAVIGATOR
SECURITIES LENDING PORTFOLIO I
Semi-Annual Financial Statements and Other Information
June 30, 2024

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Semi-Annual Financial Statements and Other Information
June 30, 2024
Table of Contents (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
June 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.8%
ASSET BACKED COMMERCIAL PAPER — 10.1%
Armada Funding Co. LLC 5.43%, 8/13/2024 (a)	$5,000,000	$4,965,085
Barclays Bank PLC 5.35%, 10/3/2024 (a)	1,750,000	1,724,839
Britannia Funding Co. LLC 5.41%, 8/15/2024 (a)	6,000,000	5,956,672
Britannia Funding Co. LLC 5.42%, 8/22/2024 (a)	5,000,000	4,958,610
Collateralized Commercial Paper FLEX Co. LLC SOFR + 0.32%, 5.66%, 12/10/2024 (a),(b)	5,000,000	5,000,414
Collateralized Commercial Paper V Co. LLC 5.59%, 3/3/2025	5,000,000	4,997,872
Ionic Funding LLC 5.48%, 7/10/2024	5,000,000	4,990,987
Ionic Funding LLC 5.48%, 7/12/2024	5,000,000	4,989,464
Ionic Funding LLC 5.49%, 7/15/2024	5,000,000	4,987,170
Liberty Street Funding LLC 5.37%, 11/6/2024 (a)	1,000,000	980,511
Liberty Street Funding LLC 5.38%, 10/1/2024 (a)	5,000,000	4,928,847
Liberty Street Funding LLC 5.40%, 7/26/2024 (a)	5,000,000	4,979,091
Podium Funding Trust SOFR + 0.23%, 5.57%, 11/20/2024 (b)	10,000,000	10,001,600
		63,461,162
CERTIFICATES OF DEPOSIT — 32.1%
Bank of America NA 5.39%, 7/18/2024	5,000,000	5,000,125
Bank of America NA SOFR + 0.23%, 5.57%, 11/15/2024 (b)	5,000,000	5,000,486
Bank of Montreal SOFR + 0.47%, 5.81%, 12/18/2024 (b)	5,000,000	5,006,783
Barclays Bank PLC SOFR + 0.38%, 5.72%, 2/12/2025 (b)	5,000,000	5,003,682
BNP Paribas SA SOFR + 0.25%, 5.59%, 12/11/2024 (b)	5,000,000	5,000,968
Canadian Imperial Bank of Commerce 5.40%, 3/19/2025	5,000,000	4,997,472
Canadian Imperial Bank of Commerce 5.50%, 12/6/2024	5,000,000	4,997,433
Canadian Imperial Bank of Commerce 6.01%, 7/3/2024	5,000,000	5,000,238
Citibank NA 5.92%, 7/29/2024	5,000,000	5,001,332
See accompanying notes to financial statements.
1

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Citibank NA 6.01%, 9/19/2024	$4,000,000	$4,003,064
Cooperatieve Rabobank UA 5.95%, 9/20/2024	3,250,000	3,252,187
Credit Agricole Corporate & Investment Bank SA 5.40%, 9/11/2024	5,000,000	4,999,195
Credit Agricole Corporate & Investment Bank SA SOFR + 0.19%, 5.53%, 8/14/2024 (b)	5,000,000	5,000,650
Credit Agricole Corporate & Investment Bank SA SOFR + 0.20%, 5.54%, 7/31/2024 (b)	5,000,000	5,000,666
Credit Agricole Corporate & Investment Bank SA SOFR + 0.25%, 5.59%, 11/8/2024 (b)	5,000,000	5,002,297
KBC Bank NV 5.44%, 8/14/2024	3,500,000	3,500,257
KBC Bank NV 5.44%, 8/23/2024	5,000,000	5,000,423
Landesbank Baden-Wuerttemberg 5.33%, 7/3/2024	10,000,000	9,999,970
Landesbank Baden-Wuerttemberg 5.46%, 10/1/2024	5,000,000	5,000,087
Lloyds Bank Corporate Markets PLC SOFR + 0.17%, 5.51%, 8/19/2024 (b)	5,000,000	5,000,142
Lloyds Bank Corporate Markets PLC 5.92%, 11/4/2024	4,000,000	4,003,903
Mitsubishi UFJ Trust & Banking Corp. SOFR + 0.28%, 5.62%, 7/2/2024 (b)	3,000,000	3,000,044
Mizuho Bank Ltd. 5.40%, 9/9/2024	6,000,000	5,998,042
Mizuho Bank Ltd. SOFR + 0.18%, 5.52%, 8/13/2024 (b)	6,000,000	6,000,567
MUFG Bank Ltd. SOFR + 0.18%, 5.52%, 9/11/2024 (b)	5,000,000	5,000,472
MUFG Bank Ltd. SOFR + 0.18%, 5.52%, 12/13/2024 (b)	5,000,000	4,999,507
Natixis SA 5.35%, 10/3/2024	5,000,000	4,996,978
Nordea Bank Abp SOFR + 0.16%, 5.50%, 8/21/2024 (b)	2,500,000	2,500,227
Nordea Bank Abp SOFR + 0.16%, 5.50%, 8/23/2024 (b)	5,000,000	5,000,465
Norinchukin Bank 5.46%, 9/6/2024	5,000,000	5,000,050
Norinchukin Bank 5.48%, 10/1/2024	5,000,000	4,999,827
Royal Bank of Canada SOFR + 0.36%, 5.70%, 1/10/2025 (b)	5,000,000	5,003,695
Sumitomo Mitsui Banking Corp. SOFR + 0.17%, 5.51%, 8/12/2024 (b)	2,250,000	2,250,127
See accompanying notes to financial statements.
2

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Sumitomo Mitsui Banking Corp. SOFR + 0.18%, 5.52%, 8/22/2024 (b)	$3,250,000	$3,250,282
Sumitomo Mitsui Banking Corp. SOFR + 0.27%, 5.61%, 7/2/2024 (b)	2,000,000	2,000,030
Sumitomo Mitsui Trust Bank Ltd. SOFR + 0.22%, 5.56%, 11/14/2024 (b)	5,000,000	5,000,868
Svenska Handelsbanken AB SOFR + 0.19%, 5.53%, 8/23/2024 (b)	1,500,000	1,500,185
Svenska Handelsbanken AB SOFR + 0.22%, 5.56%, 12/13/2024 (b)	6,000,000	6,001,011
Toronto-Dominion Bank 5.50%, 2/10/2025	2,500,000	2,500,658
Toronto-Dominion Bank 5.55%, 4/17/2025	3,000,000	3,002,261
Toronto-Dominion Bank SOFR + 0.26%, 5.60%, 2/21/2025 (b)	4,000,000	4,000,093
Toronto-Dominion Bank SOFR + 0.38%, 5.72%, 1/3/2025 (b)	2,000,000	2,001,771
Toronto-Dominion Bank SOFR + 0.38%, 5.72%, 1/6/2025 (b)	3,000,000	3,002,635
Wells Fargo Bank NA SOFR + 0.60%, 5.94%, 11/7/2024 (b)	5,000,000	5,007,547
Wells Fargo Bank NA SOFR + 0.65%, 5.99%, 7/3/2024 (b)	5,000,000	5,000,380
		201,789,082
FINANCIAL COMPANY COMMERCIAL PAPER — 17.7%
Bank of Montreal SOFR + 0.26%, 5.60%, 2/13/2025 (b)	5,000,000	5,001,112
BPCE SA 5.32%, 7/15/2024 (a)	5,000,000	4,987,426
BPCE SA SOFR + 0.25%, 5.59%, 8/1/2024 (a),(b)	4,000,000	4,000,685
BPCE SA SOFR + 0.25%, 5.59%, 12/3/2024 (a),(b)	5,000,000	5,001,535
DBS Bank Ltd. 5.20%, 8/14/2024 (a)	5,000,000	4,965,166
DNB Bank ASA 5.65%, 7/1/2024 (a)	3,000,000	2,998,679
DNB Bank ASA 5.65%, 8/28/2024 (a)	3,000,000	2,973,000
HSBC Bank PLC SOFR + 0.37%, 5.71%, 1/16/2025 (a),(b)	4,000,000	4,002,621
HSBC Bank PLC SOFR + 0.39%, 5.73%, 1/3/2025 (a),(b)	4,250,000	4,253,429
HSBC Bank PLC SOFR + 0.60%, 5.94%, 10/30/2024 (a),(b)	1,250,000	1,251,782
See accompanying notes to financial statements.
3

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
HSBC Bank PLC SOFR + 0.67%, 6.01%, 7/5/2024 (a),(b)	$3,500,000	$3,500,380
ING U.S. Funding LLC 5.15%, 11/15/2024	3,250,000	3,182,319
ING U.S. Funding LLC 5.24%, 8/23/2024	5,000,000	4,958,131
Lloyds Bank Corporate Markets PLC 5.29%, 2/4/2025	1,500,000	1,451,522
Lloyds Bank PLC 5.27%, 8/13/2024	1,500,000	1,489,710
Macquarie Bank Ltd. SOFR + 0.17%, 5.51%, 8/26/2024 (a),(b)	1,500,000	1,500,150
Macquarie Bank Ltd. SOFR + 0.19%, 5.53%, 8/16/2024 (a),(b)	3,000,000	3,000,424
Macquarie Bank Ltd. SOFR + 0.20%, 5.54%, 9/20/2024 (a),(b)	5,000,000	5,000,824
National Australia Bank Ltd. SOFR + 0.20%, 5.54%, 11/1/2024 (a),(b)	7,000,000	7,000,593
National Australia Bank Ltd. SOFR + 0.26%, 5.60%, 2/14/2025 (a),(b)	1,000,000	1,000,200
Royal Bank of Canada SOFR + 0.64%, 5.98%, 7/8/2024 (a),(b)	3,000,000	3,000,382
Skandinaviska Enskilda Banken AB SOFR + 0.22%, 5.56%, 12/16/2024 (a),(b)	1,500,000	1,500,178
Skandinaviska Enskilda Banken AB SOFR + 0.25%, 5.59%, 2/28/2025 (a),(b)	1,250,000	1,249,781
Svenska Handelsbanken AB 5.17%, 9/6/2024 (a)	5,000,000	4,948,563
Svenska Handelsbanken AB 5.34%, 12/2/2024 (a)	5,000,000	4,885,493
Swedbank AB SOFR + 0.20%, 5.54%, 8/26/2024 (a),(b)	1,000,000	1,000,257
Swedbank AB SOFR + 0.21%, 5.55%, 12/2/2024 (a),(b)	6,000,000	6,000,971
Swedbank AB SOFR + 0.23%, 5.57%, 12/13/2024 (a),(b)	5,000,000	5,000,888
Swedbank AB SOFR + 0.24%, 5.58%, 11/26/2024 (a),(b)	3,000,000	3,000,972
United Overseas Bank Ltd. SOFR + 0.17%, 5.51%, 9/20/2024 (a),(b)	5,000,000	5,000,665
Westpac Banking Corp. 5.10%, 1/29/2025 (a)	2,000,000	1,937,957
Westpac Banking Corp. SOFR + 0.27%, 5.61%, 3/10/2025 (a),(b)	2,000,000	2,000,615
		111,046,410
See accompanying notes to financial statements.
4

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER NOTES — 5.9%
Abu Dhabi International Bank 5.32%, 7/1/2024	$11,922,000	$11,922,000
ING Bank NV 5.33%, 7/1/2024	5,000,000	5,000,000
Mizuho Bank Ltd. 5.32%, 7/1/2024	10,000,000	10,000,000
Toyota Motor Credit Corp. SOFR + 0.50%, 5.84%, 12/9/2024 (b)	6,000,000	6,008,130
Toyota Motor Credit Corp. SOFR + 0.55%, 5.89%, 10/16/2024 (b)	4,000,000	4,005,306
		36,935,436
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 25.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Government Obligations, 0.038% – 7.000% due 04/01/2025 – 11/20/2070, valued at $66,976,266); expected proceeds $65,028,870 5.33%, 7/1/2024	65,000,000	65,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Government Obligations, 0.650% – 6.333% due 02/25/2043 – 03/25/2054, and U.S. Treasury Bills, 0.000% due 07/05/2024, valued at $5,120,129); expected proceeds $5,002,221 5.33%, 7/1/2024	5,000,000	5,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Government Obligations, 0.000% – 1.167% due 02/20/2053 – 12/20/2053, valued at $17,515,239); expected proceeds $17,007,565 5.34%, 7/1/2024	17,000,000	17,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Government Obligations, 3.500% due 07/01/2052, valued at $5,100,000); expected proceeds $5,002,221 5.33%, 7/1/2024	5,000,000	5,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Government Obligations, 1.840% – 8.000% due 11/01/2030 – 07/01/2054, valued at $62,220,000); expected proceeds $61,027,094 5.33%, 7/1/2024	61,000,000	61,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Government Obligations, 4.500% due 06/01/2048, valued at $5,100,000); expected proceeds $5,002,221 5.33%, 7/1/2024	5,000,000	5,000,000
		158,000,000
OTHER REPURCHASE AGREEMENTS — 7.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Common Stocks and a Corporate Bond, 8.000% due 09/20/2025, valued at $5,400,028); expected proceeds $5,095,365 5.77%, 10/25/2024 (c)	5,000,000	5,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Common Stocks, valued at $20,520,003); expected proceeds $19,008,661 5.47%, 7/1/2024	19,000,000	19,000,000
See accompanying notes to financial statements.
5

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Corporate Bonds, 2.200% – 8.500% due 09/01/2024 – 01/01/2999, valued at $2,156,169); expected proceeds $2,027,800 5.56%, 9/26/2024 (c)	$2,000,000	$2,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Corporate Bonds, 2.800% – 9.250% due 11/21/2025 – 04/08/2068, valued at $3,154,300); expected proceeds $3,001,355 5.42%, 7/1/2024	3,000,000	3,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/20/2024 (collateralized by various Corporate Bonds, 0.000% – 1.375% due 08/01/2024 – 12/01/2025, valued at $4,400,000); expected proceeds $4,076,267 5.72%, 10/18/2024 (c)	4,000,000	4,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/14/2024 (collateralized by various Common Stocks, valued at $5,400,003); expected proceeds $5,093,051 5.63%, 10/11/2024 (c)	5,000,000	5,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/20/2024 (collateralized by a Common Stock and a Corporate Bond, 4.950% due 02/26/2031, valued at $3,150,062); expected proceeds $3,057,200 5.72%, 10/18/2024 (c)	3,000,000	3,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/25/2024 (collateralized by various Common Stocks, valued at $3,254,544); expected proceeds $3,019,320 5.52%, 8/6/2024 (c)	3,000,000	3,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/25/2024 (collateralized by various Corporate Bonds, 1.201% – 13.375% due 12/15/2024 – 05/15/2097, valued at $5,750,215); expected proceeds $5,004,483 5.38%, 7/1/2024	5,000,000	5,000,000
		49,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $620,201,359)		620,232,090
TOTAL INVESTMENTS — 98.8% (Cost $620,201,359)		620,232,090
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		7,445,889
NET ASSETS — 100.0%		$627,677,979
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.5% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $22,000,000 or 3.5% of net assets as of June 30, 2024.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
6

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$620,232,090	$—	$620,232,090
TOTAL INVESTMENTS	$—	$620,232,090	$—	$620,232,090
See accompanying notes to financial statements.
7

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in securities, at value — unaffiliated issuers	$413,232,090
Repurchase agreements, at amortized cost	207,000,000
Total Investments — unaffiliated issuers	620,232,090
Cash	5,021,679
Interest receivable — unaffiliated issuers	2,757,869
Receivable from Adviser (Note 4)	5,670
TOTAL ASSETS	628,017,308
LIABILITIES
Advisory fee payable	11,111
Administration fees payable	333
Custodian, sub-administration and transfer agent fees payable	7,190
Trustees’ fees and expenses payable	1,632
Professional fees payable	17,203
Distribution payable	283,178
Accrued expenses and other liabilities	18,682
TOTAL LIABILITIES	339,329
NET ASSETS	$627,677,979
NET ASSETS CONSIST OF:
Paid-in capital	$627,669,421
Total distributable earnings (loss)	$8,558
NET ASSETS	$627,677,979
NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	627,669,422
COST OF INVESTMENTS:
Investments at cost	$620,201,359
See accompanying notes to financial statements.
8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest income - unaffiliated issuers	$16,172,507
EXPENSES
Advisory fees	71,952
Administration fees	2,159
Custodian, sub-administration and transfer agent fees	48,527
Trustees’ fees and expenses	13,681
Professional fees	18,942
Insurance expense	1,422
Miscellaneous expenses	1,381
TOTAL EXPENSES	158,064
Expenses waived/reimbursed by the Adviser (Note 4)	(37,184)
NET EXPENSES	120,880
NET INVESTMENT INCOME (LOSS)	16,051,627
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	(531)
Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	(162,888)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(163,419)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$15,888,208
See accompanying notes to financial statements.
9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,051,627	$31,572,076
Net realized gain (loss)	(531)	1,186
Net change in unrealized appreciation/depreciation	(162,888)	93,677
Net increase (decrease) in net assets resulting from operations	15,888,208	31,666,939
DISTRIBUTIONS TO SHAREHOLDERS:	(16,058,315)	(31,571,369)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,887,236,566	5,088,711,248
Cost of shares redeemed	(1,771,835,650)	(5,256,115,177)
Net increase (decrease) in net assets from beneficial interest transactions	115,400,916	(167,403,929)
Net increase (decrease) in net assets during the period	115,230,809	(167,308,359)
Net assets at beginning of period	512,447,170	679,755,529
NET ASSETS AT END OF PERIOD	$627,677,979	$512,447,170
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,887,236,567	5,088,711,248
Shares redeemed	(1,771,835,650)	(5,256,115,177)
Net increase (decrease)	115,400,917	(167,403,929)
See accompanying notes to financial statements.
10

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0274	0.0525	0.0184	0.0011	0.0076	0.0243
Net realized and unrealized gain (loss)(b)	0.0002	0.0005	(0.0003)	0.0001	(0.0007)	(0.0004)
Total from investment operations	0.0276	0.0530	0.0181	0.0012	0.0069	0.0239
Distributions to shareholders from:
Net investment income	(0.0276)	(0.0530)	(0.0181)	(0.0012)	(0.0069)	(0.0239)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return(c)	2.79%	5.43%	1.83%	0.12%	0.70%	2.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$627,678	$512,447	$679,756	$580,681	$400,905	$774,348
Ratios to average net assets:
Total expenses	0.05%(d)	0.05%	0.05%	0.06%	0.06%	0.05%
Net expenses	0.04%(d)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	5.55%(d)	5.26%	1.84%	0.12%	0.76%	2.43%
Portfolio turnover rate	—%(e)(f)	—%(f)	—%(f)	—%(f)	—%(f)	—%(f)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the period ended June 30, 2024 and fiscal years ended December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020 and December 31, 2019.
See accompanying notes to financial statements.
11

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements
June 30, 2024 (Unaudited)
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio I (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair
12

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2024 (Unaudited)
valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
13

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2024 (Unaudited)
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2024, the Fund had invested in repurchase agreements with the gross values (principal) of $207,000,000 and associated collateral equal to $215,216,958.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2025 (i) to waive up to the full amount of the advisory fee payable by the Fund and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Fund's Board. For the period ended June 30, 2024, SSGA FM waived $37,184.
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
14

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2024 (Unaudited)
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2024, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio I	2	88.27%
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$620,201,359	$30,731	$—	$30,731
15

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Financial Statements – (continued)
June 30, 2024 (Unaudited)
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)
BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT1
General Background
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the State Street Navigator Securities Lending Portfolio I (the “Fund”), pursuant to an advisory agreement (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.
Approval Process
The Board, including the Independent Trustees, met in person on April 3, 2024 and May 8-9, 2024 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.
_______________________________
1The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their
17

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2024 (Unaudited)
conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from Independent Counsel detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request for information to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund, the State Street Navigator Securities Lending Portfolio II and the State Street Navigator Securities Lending Government Money Market Portfolio (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of SEC staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2023; (vii) reports regarding the Adviser’s expense allocation and profitability related to providing investment advisory services to each Navigator Fund for the year ended December 31, 2023; (viii) reports regarding the Administrator’s and State Street’s profitability related to providing services to each Navigator Fund (collectively, with item vii, the “SSGA FM Profitability Reports”); (ix) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (x) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; and (xi) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2023, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).
18

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2024 (Unaudited)
The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement
The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.
In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. Further, the Board considered material enhancements made to the risk management processes and systems over the past year.
The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $956 billion in assets under management as of December 31, 2023. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.
The Investment Performance of the Trust and SSGA FM
In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and 12 other ultra-short bond funds (as classified by Broadridge) with assets ranging from approximately $248.3 million to approximately $1.006 billion (the “Broadridge Peer Group”), and the Broadridge performance universe, consisting of the Fund and all retail and institutional ultra-short bond funds, regardless of asset size or primary channel of distribution (the “Broadridge Performance Universe”), as well as against an appropriate benchmark provided by Broadridge for the Fund (the “Benchmark”). The Board noted that the Fund under performed the Broadridge Peer Group for the 1- and 5-year periods and outperformed the Broadridge Peer Group for the 3-year period. The Board also noted that the Fund under performed the Broadridge Performance Universe for the 1-year period and outperformed the Broadridge Performance Universe for the 3- and 5-year periods. The Board additionally noted that the Fund underperformed
19

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2024 (Unaudited)
the Benchmark for the 1- and 5-year periods and outperformed the Benchmark for the 3-year period. On the basis of this review, the Board concluded that the Fund’s performance supported the renewal of the Advisory Agreement.
The Cost of the Services to be Provided
The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group and the Broadridge expense universe, consisting of the Fund, the Broadridge Peer Group, and all other institutional ultra-short bond funds, excluding outliers (the “Broadridge Expense Universe”). The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were the lowest in the Broadridge Peer Group. The Board also noted that the actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Expense Universe. The Board also noted that the Fund’s total expense ratio was the lowest in the Broadridge Expense Universe. The Board concluded that the management fees and total expenses of the Fund are reasonable.
Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust
The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2023. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.
Economies of Scale
The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.
Other Benefits
In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.
Approval
20

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2024 (Unaudited)
The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and the Independent Trustees were advised by Independent Counsel with respect to their deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.
21

STATE STREET NAVIGATOR
SECURITIES LENDING PORTFOLIO II
Semi-Annual Financial Statements and Other Information
June 30, 2024

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Semi-Annual Financial Statements and Other Information
June 30, 2024
Table of Contents (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
June 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.3%
ASSET BACKED COMMERCIAL PAPER — 10.2%
Anglesea Funding LLC 5.34%, 7/2/2024 (a)	$150,000,000	$149,911,071
Anglesea Funding LLC 5.34%, 7/3/2024 (a)	115,000,000	114,914,754
Antalis SA 5.43%, 8/2/2024 (a)	57,000,000	56,701,766
Barclays Bank PLC 5.34%, 7/3/2024 (a)	100,000,000	99,926,141
Barclays Bank PLC SOFR + 0.26%, 5.60%, 11/12/2024 (a),(b)	100,000,000	100,030,377
Britannia Funding Co. LLC 5.42%, 8/22/2024 (a)	90,700,000	89,949,184
Collateralized Commercial Paper FLEX Co. LLC SOFR + 0.32%, 5.66%, 12/10/2024 (a),(b)	60,000,000	60,004,968
Columbia Funding Co. LLC 5.25%, 7/22/2024 (a)	56,000,000	55,799,545
Gotham Funding Corp. 5.40%, 9/4/2024 (a)	100,000,000	98,981,385
Lexington Parker Capital Co. LLC 5.35%, 7/3/2024 (a)	74,359,000	74,303,880
Liberty Street Funding LLC 5.37%, 11/6/2024 (a)	100,000,000	98,051,072
Mountcliff Funding LLC 5.30%, 7/1/2024 (a)	75,000,000	74,966,661
Ridgefield Funding Co. LLC SOFR + 0.18%, 5.52%, 8/16/2024 (a),(b)	50,000,000	50,002,068
Ridgefield Funding Co. LLC SOFR + 0.20%, 5.54%, 9/9/2024 (a),(b)	36,500,000	36,502,750
		1,160,045,622
CERTIFICATES OF DEPOSIT — 24.9%
Bank of America NA 5.32%, 10/9/2024	70,000,000	69,944,309
Bank of America NA SOFR + 0.22%, 5.56%, 10/4/2024 (b)	125,000,000	125,026,266
Bank of America NA SOFR + 0.23%, 5.57%, 11/15/2024 (b)	100,000,000	100,009,715
Bank of America NA 5.92%, 8/9/2024	75,000,000	75,019,726
Bank of Montreal SOFR + 0.28%, 5.62%, 1/21/2025 (b)	100,000,000	100,026,515
Bank of Nova Scotia SOFR + 0.38%, 5.72%, 1/3/2025 (b)	47,250,000	47,296,044
Barclays Bank PLC SOFR + 0.38%, 5.72%, 2/12/2025 (b)	75,000,000	75,055,237
Canadian Imperial Bank of Commerce 5.50%, 12/6/2024	60,000,000	59,969,195
See accompanying notes to financial statements.
1

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Canadian Imperial Bank of Commerce 5.80%, 11/12/2024	$75,000,000	$75,033,457
Canadian Imperial Bank of Commerce 6.00%, 7/5/2024	100,000,000	100,006,425
Citibank NA 6.01%, 9/19/2024	50,000,000	50,038,305
Cooperatieve Rabobank UA 5.95%, 9/20/2024	61,000,000	61,041,049
Credit Agricole Corporate & Investment Bank SA SOFR + 0.20%, 5.54%, 7/31/2024 (b)	25,000,000	25,003,331
Credit Agricole Corporate & Investment Bank SA SOFR + 0.25%, 5.59%, 11/8/2024 (b)	125,000,000	125,057,414
Credit Industriel et Commercial 5.60%, 4/28/2025	50,000,000	50,042,150
Credit Industriel et Commercial SOFR + 0.27%, 5.61%, 10/11/2024 (b)	40,000,000	40,017,114
KBC Bank NV 5.44%, 8/23/2024	75,000,000	75,006,348
Landesbank Baden-Wuerttemberg 5.33%, 7/2/2024	200,000,000	199,999,504
Landesbank Baden-Wuerttemberg 5.33%, 7/3/2024	232,000,000	231,999,304
Landesbank Baden-Wuerttemberg 5.35%, 7/1/2024	50,000,000	49,999,444
Lloyds Bank Corporate Markets PLC SOFR + 0.17%, 5.51%, 8/19/2024 (b)	60,000,000	60,001,701
Mizuho Bank Ltd. SOFR + 0.24%, 5.58%, 11/4/2024	65,000,000	65,015,961
MUFG Bank Ltd. SOFR + 0.18%, 5.52%, 8/27/2024 (b)	69,250,000	69,256,201
Norinchukin Bank 5.33%, 7/1/2024	100,000,000	100,000,021
Royal Bank of Canada SOFR + 0.36%, 5.70%, 1/10/2025 (b)	55,000,000	55,040,640
Sumitomo Mitsui Banking Corp. SOFR + 0.17%, 5.51%, 8/12/2024 (b)	44,500,000	44,502,502
Sumitomo Mitsui Banking Corp. SOFR + 0.18%, 5.52%, 8/22/2024 (b)	61,000,000	61,005,297
Sumitomo Mitsui Banking Corp. SOFR + 0.27%, 5.61%, 7/2/2024 (b)	20,000,000	20,000,298
Sumitomo Mitsui Trust Bank Ltd. 5.45%, 8/22/2024	100,000,000	100,006,041
Svenska Handelsbanken AB SOFR + 0.19%, 5.53%, 8/23/2024 (b)	28,500,000	28,503,523
Svenska Handelsbanken AB SOFR + 0.22%, 5.56%, 12/13/2024 (b)	124,000,000	124,020,900
Svenska Handelsbanken AB SOFR + 0.56%, 5.90%, 10/18/2024 (b)	40,000,000	40,055,387
See accompanying notes to financial statements.
2

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Toronto-Dominion Bank 5.55%, 4/17/2025	$125,000,000	$125,094,224
Toronto-Dominion Bank SOFR + 0.38%, 5.72%, 1/3/2025 (b)	36,000,000	36,031,886
Toronto-Dominion Bank SOFR + 0.38%, 5.72%, 1/6/2025 (b)	40,000,000	40,035,131
Wells Fargo Bank NA SOFR + 0.60%, 5.94%, 11/7/2024 (b)	50,000,000	50,075,467
Wells Fargo Bank NA SOFR + 0.65%, 5.99%, 7/3/2024 (b)	75,000,000	75,005,699
		2,829,241,731
FINANCIAL COMPANY COMMERCIAL PAPER — 23.6%
Australia & New Zealand Banking Group Ltd. 5.13%, 8/12/2024 (a)	40,035,000	39,767,366
Australia & New Zealand Banking Group Ltd. 5.24%, 4/14/2025 (a)	88,500,000	84,866,502
Bank of Montreal SOFR + 0.26%, 5.60%, 2/13/2025 (b)	100,000,000	100,022,236
BPCE SA 5.03%, 10/25/2024 (a)	50,000,000	49,120,392
BPCE SA SOFR + 0.25%, 5.59%, 8/1/2024 (a),(b)	73,000,000	73,012,506
BPCE SA SOFR + 0.25%, 5.59%, 12/3/2024 (a),(b)	100,000,000	100,030,696
BPCE SA 5.69%, 7/8/2024 (a)	110,000,000	109,837,348
DBS Bank Ltd. 5.20%, 7/23/2024 (a)	32,000,000	31,881,432
DNB Bank ASA 5.49%, 8/14/2024 (a)	28,500,000	28,302,446
DNB Bank ASA 5.65%, 7/1/2024 (a)	75,000,000	74,966,986
HSBC Bank PLC SOFR + 0.37%, 5.71%, 1/16/2025 (a),(b)	54,500,000	54,535,716
HSBC Bank PLC SOFR + 0.39%, 5.73%, 1/3/2025 (a),(b)	64,500,000	64,552,033
HSBC Bank PLC SOFR + 0.53%, 5.87%, 11/26/2024 (a),(b)	25,000,000	25,035,730
HSBC Bank PLC SOFR + 0.60%, 5.94%, 10/30/2024 (a),(b)	24,750,000	24,785,279
HSBC Bank PLC SOFR + 0.67%, 6.01%, 7/5/2024 (a),(b)	60,250,000	60,256,544
ING U.S. Funding LLC 5.24%, 8/23/2024	100,000,000	99,162,624
ING U.S. Funding LLC SOFR + 0.30%, 5.64%, 2/10/2025 (a),(b)	110,000,000	110,025,496
See accompanying notes to financial statements.
3

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Lloyds Bank Corporate Markets PLC 5.29%, 2/4/2025	$30,500,000	$29,514,289
National Australia Bank Ltd. SOFR + 0.20%, 5.54%, 11/1/2024 (a),(b)	100,000,000	100,008,476
National Australia Bank Ltd. SOFR + 0.27%, 5.61%, 1/17/2025 (a),(b)	100,000,000	100,028,295
National Australia Bank Ltd. SOFR + 0.28%, 5.62%, 3/21/2025 (a),(b)	125,000,000	124,997,704
National Bank of Canada 5.48%, 8/16/2024 (a)	50,000,000	49,635,232
Nationwide Building Society 5.32%, 7/5/2024 (a)	200,000,000	199,792,334
Royal Bank of Canada SOFR + 0.64%, 5.98%, 7/8/2024 (a),(b)	79,000,000	79,010,052
Skandinaviska Enskilda Banken AB SOFR + 0.22%, 5.56%, 12/16/2024 (a),(b)	50,000,000	50,004,186
Svenska Handelsbanken AB 5.34%, 12/2/2024 (a)	100,000,000	97,709,864
Svenska Handelsbanken AB 5.60%, 8/12/2024 (a)	50,000,000	49,670,312
Svenska Handelsbanken AB SOFR + 0.35%, 5.69%, 1/7/2025 (a),(b)	43,000,000	43,032,884
Swedbank AB SOFR + 0.20%, 5.54%, 7/11/2024 (b)	50,000,000	50,001,908
Swedbank AB SOFR + 0.20%, 5.54%, 8/26/2024 (a),(b)	19,250,000	19,254,947
Swedbank AB SOFR + 0.21%, 5.55%, 12/2/2024 (a),(b)	100,000,000	100,016,187
Swedbank AB SOFR + 0.23%, 5.57%, 12/13/2024 (a),(b)	100,000,000	100,017,768
Swedbank AB SOFR + 0.24%, 5.58%, 11/26/2024 (a),(b)	150,000,000	150,048,609
Toronto-Dominion Bank 5.01%, 2/12/2025 (a)	40,250,000	38,911,544
UBS AG 5.60%, 7/3/2024 (a)	59,000,000	58,956,253
Westpac Banking Corp. 5.00%, 2/6/2025 (a)	65,000,000	62,911,566
Westpac Banking Corp. 5.22%, 3/10/2025 (a)	50,000,000	48,173,740
		2,681,857,482
TREASURY DEBT — 3.9%
U.S. Treasury Bills 4.97%, 11/29/2024 (c)	30,630,000	41,430,725
U.S. Treasury Bills 5.30%, 9/17/2024 (c)	100,000,000	98,869,542
See accompanying notes to financial statements.
4

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
TREASURY DEBT – (continued)
U.S. Treasury Bills 5.30%, 11/14/2024 (c)	$75,000,000	$73,539,416
U.S. Treasury Bills 5.30%, 11/21/2024 (c)	165,530,000	46,608,548
U.S. Treasury Bills 5.31%, 11/21/2024 (c)	9,470,000	46,608,549
U.S. Treasury Bills 5.32%, 11/21/2024 (c)	15,320,000	93,217,098
U.S. Treasury Bills 5.32%, 11/29/2024 (c)	54,050,000	41,430,725
		441,704,603
OTHER NOTES — 13.6%
Abu Dhabi International Bank 5.32%, 7/1/2024	4,767,000	4,767,000
Bank of Montreal 5.33%, 7/2/2024	100,000,000	100,000,000
Canadian Imperial Bank of Commerce 5.31%, 7/1/2024	250,000,000	250,000,000
ING Bank NV 5.33%, 7/1/2024	50,000,000	50,000,000
ING Bank NV 5.33%, 7/5/2024	100,000,000	100,000,000
KBC Bank NV 5.31%, 7/1/2024	400,000,000	400,000,000
Mizuho Bank Ltd. 5.32%, 7/1/2024	150,000,000	150,000,000
Royal Bank of Canada 5.32%, 7/1/2024	100,000,000	100,000,000
Royal Bank of Canada 5.32%, 7/3/2024	50,000,000	50,000,000
Svenska Handelsbanken AB 5.30%, 7/1/2024	150,000,000	150,000,000
Toronto-Dominion Bank 5.32%, 7/1/2024	50,000,000	50,000,000
Toyota Motor Credit Corp. SOFR + 0.50%, 5.84%, 12/9/2024 (b)	38,000,000	38,051,490
Toyota Motor Credit Corp. SOFR + 0.55%, 5.89%, 10/16/2024 (b)	100,000,000	100,132,644
		1,542,951,134
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 9.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Government Obligations, 0.000% – 6.500% due 12/01/2025 – 06/20/2073, valued at $196,101,421); expected proceeds $184,081,727 5.33%, 7/1/2024	184,000,000	184,000,000
See accompanying notes to financial statements.
5

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Government Obligations, 2.000% – 7.345% due 12/01/2026 – 06/20/2062, valued at $530,400,000); expected proceeds $520,230,967 5.33%, 7/1/2024	$520,000,000	$520,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Government Obligations, 2.000% – 7.500% due 04/20/2025 – 07/15/2064, valued at $209,808,900); expected proceeds $205,786,191 5.32%, 7/1/2024	205,695,000	205,695,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Government Obligation, 3.500% due 02/01/2048, valued at $5,100,001); expected proceeds $5,002,221 5.33%, 7/1/2024	5,000,000	5,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Government Obligations, 0.000% – 7.500% due 03/25/2039 – 05/20/2068, and a U.S. Treasury Note, 4.875% due 10/31/2028, valued at $102,990,096); expected proceeds $100,044,500 5.34%, 7/1/2024	100,000,000	100,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Government Obligations, 2.500% – 7.000% due 10/01/2046 – 06/01/2054, valued at $102,000,001); expected proceeds $100,044,333 5.32%, 7/1/2024	100,000,000	100,000,000
		1,114,695,000
OTHER REPURCHASE AGREEMENTS — 12.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Common Stocks and a Corporate Bond, 0.000% due 01/31/2025, valued at $43,204,427); expected proceeds $40,762,922 5.77%, 10/25/2024 (d)	40,000,000	40,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Corporate Bonds, 2.625% – 6.507% due 04/04/2025 – 10/26/2031, valued at $45,150,087); expected proceeds $43,597,700 5.56%, 9/26/2024 (d)	43,000,000	43,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by various Corporate Bonds, 0.000% – 1.375% due 03/15/2025 – 08/15/2026, valued at $13,640,633); expected proceeds $12,636,506 5.77%, 10/4/2024 (d)	12,400,000	12,400,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by various Corporate Bonds, 1.750% – 4.000% due 08/16/2024 – 09/24/2048, valued at $19,652,850); expected proceeds $18,954,759 5.77%, 10/4/2024 (d)	18,600,000	18,600,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by various Corporate Bonds, 2.000% – 7.125% due 01/15/2026 – 05/09/2034, valued at $31,751,115); expected proceeds $30,425,250 5.67%, 9/5/2024 (d)	30,000,000	30,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Corporate Bonds, 0.000% – 7.000% due 03/01/2026 – 04/01/2028, valued at $110,000,139); expected proceeds $100,045,167 5.42%, 7/1/2024	100,000,000	100,000,000
See accompanying notes to financial statements.
6

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/18/2024 (collateralized by various Common Stocks, valued at $46,595,228); expected proceeds $43,389,007 5.52%, 8/16/2024 (d)	$43,000,000	$43,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/18/2024 (collateralized by various Corporate Bonds, 1.591% – 6.171% due 12/08/2026 – 04/03/2028, valued at $26,262,811); expected proceeds $25,224,937 5.49%, 8/16/2024 (d)	25,000,000	25,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Common Stocks, valued at $114,531,710); expected proceeds $106,047,877 5.42%, 7/1/2024	106,000,000	106,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/25/2024 (collateralized by various Common Stocks, valued at $74,520,009); expected proceeds $69,444,360 5.52%, 8/6/2024 (d)	69,000,000	69,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/27/2024 (collateralized by various Corporate Bonds, 1.400% – 12.875% due 10/01/2024 – 01/01/2099, valued at $85,771,444); expected proceeds $75,067,250 5.38%, 7/3/2024	75,000,000	75,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Corporate Bonds, 1.450% – 11.875% due 10/01/2024 – 01/01/2099, valued at $182,188,518); expected proceeds $163,072,942 5.37%, 7/1/2024	163,000,000	163,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Corporate Bonds, 2.300% – 6.412% due 05/26/2025 – 02/27/2053, valued at $192,030,830); expected proceeds $176,079,053 5.39%, 7/1/2024	176,000,000	176,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Corporate Bonds, 0.000% – 9.700% due 08/16/2024 – 01/01/2099, and U.S. Government Obligations, 0.446% – 5.150% due 11/25/2027 – 04/25/2034, valued at $223,720,214); expected proceeds $211,095,302 5.42%, 7/1/2024	211,000,000	211,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/20/2024 (collateralized by a Common Stock and various Corporate Bonds, 0.000% – 7.500% due 08/01/2024 – 02/15/2030, valued at $55,000,298); expected proceeds $50,953,333 5.72%, 10/18/2024 (d)	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/14/2024 (collateralized by various Common Stocks and various Corporate Bonds, 0.000% – 6.750% due 07/01/2024 – 02/08/2072, valued at $92,116,825); expected proceeds $84,544,653 5.63%, 10/11/2024 (d)	83,000,000	83,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/20/2024 (collateralized by various Common Stocks and various Corporate Bonds, 0.000% – 7.200% due 10/01/2024 – 02/08/2072, valued at $117,360,726); expected proceeds $107,002,000 5.72%, 10/18/2024 (d)	105,000,000	105,000,000
See accompanying notes to financial statements.
7

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
June 30, 2024 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/25/2024 (collateralized by various Corporate Bonds, 1.450% – 12.875% due 05/15/2025 – 01/01/2099, and a U.S. Treasury Inflation Index Bond, 3.875% due 04/15/2029, valued at $62,464,798); expected proceeds $55,049,317 5.38%, 7/1/2024	$55,000,000	$55,000,000
		1,405,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,175,007,618)		11,175,495,572
TOTAL INVESTMENTS — 98.3% (Cost $11,175,007,618)		11,175,495,572
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		187,831,813
NET ASSETS — 100.0%		$11,363,327,385
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 31.4% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Rate shown is the discount rate at time of purchase.
(d)	Illiquid security. These securities represent $519,000,000 or 4.6% of net assets as of June 30, 2024.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$11,175,495,572	$—	$11,175,495,572
TOTAL INVESTMENTS	$—	$11,175,495,572	$—	$11,175,495,572
See accompanying notes to financial statements.
8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in securities, at value — unaffiliated issuers	$8,655,800,572
Repurchase agreements, at amortized cost	2,519,695,000
Total Investments — unaffiliated issuers	11,175,495,572
Cash	150,156,956
Interest receivable — unaffiliated issuers	43,441,707
TOTAL ASSETS	11,369,094,235
LIABILITIES
Advisory fee payable	236,017
Administration fees payable	7,081
Custodian, sub-administration and transfer agent fees payable	8,346
Trustees’ fees and expenses payable	8,770
Professional fees payable	26,071
Distribution payable	5,118,734
Accrued expenses and other liabilities	361,831
TOTAL LIABILITIES	5,766,850
NET ASSETS	$11,363,327,385
NET ASSETS CONSIST OF:
Paid-in capital	$11,362,963,138
Total distributable earnings (loss)	$364,247
NET ASSETS	$11,363,327,385
NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	11,362,963,138
COST OF INVESTMENTS:
Investments at cost	$11,175,007,618
See accompanying notes to financial statements.
9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest income - unaffiliated issuers	$320,951,038
EXPENSES
Advisory fees	1,436,953
Administration fees	43,109
Custodian, sub-administration and transfer agent fees	692,930
Trustees’ fees and expenses	52,210
Professional fees	47,179
Insurance expense	21,435
Miscellaneous expenses	18,395
TOTAL EXPENSES	2,312,211
NET INVESTMENT INCOME (LOSS)	318,638,827
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	17,907
Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	(3,088,948)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,071,041)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$315,567,786
See accompanying notes to financial statements.
10

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$318,638,827	$580,560,549
Net realized gain (loss)	17,907	42,503
Net change in unrealized appreciation/depreciation	(3,088,948)	1,335,068
Net increase (decrease) in net assets resulting from operations	315,567,786	581,938,120
DISTRIBUTIONS TO SHAREHOLDERS:	(318,765,753)	(580,559,903)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	84,225,665,461	143,911,122,386
Cost of shares redeemed	(82,705,182,336)	(143,524,043,413)
Net increase (decrease) in net assets from beneficial interest transactions	1,520,483,125	387,078,973
Net increase (decrease) in net assets during the period	1,517,285,158	388,457,190
Net assets at beginning of period	9,846,042,227	9,457,585,037
NET ASSETS AT END OF PERIOD	$11,363,327,385	$9,846,042,227
SHARES OF BENEFICIAL INTEREST:
Shares sold	84,225,665,461	143,911,122,386
Shares redeemed	(82,705,182,336)	(143,524,043,413)
Net increase (decrease)	1,520,483,125	387,078,973
See accompanying notes to financial statements.
11

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)(a)	0.0274	0.0528	0.0202	0.0014	0.0064	0.0218
Net realized and unrealized gain (loss)(b)	0.0001	0.0001	(0.0019)	(0.0001)	0.0005	0.0018
Total from investment operations	0.0275	0.0529	0.0183	0.0013	0.0069	0.0236
Distributions to shareholders from:
Net investment income	(0.0275)	(0.0529)	(0.0183)	(0.0013)	(0.0069)	(0.0236)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return(c)	2.79%	5.42%	1.84%	0.13%	0.69%	2.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,363,327	$9,846,042	$9,457,585	$4,412,790	$6,624,222	$5,217,032
Ratios to average net assets:
Total expenses	0.04%(d)	0.04%	0.04%	0.04%	0.04%	0.04%
Net expenses	0.04%(d)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	5.51%(d)	5.28%	2.02%	0.14%	0.64%	2.21%
Portfolio turnover rate	—%(e)(f)	—%(f)	—%(f)	—%(f)	—%(f)	—%(f)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the period ended June 30, 2024 and years ended December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020 and December 31, 2019.
See accompanying notes to financial statements.
12

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements
June 30, 2024 (Unaudited)
1.    Organization
State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio II (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.
The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.
The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
13

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
June 30, 2024 (Unaudited)
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
14

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
June 30, 2024 (Unaudited)
3.    Securities and Other Investments
Repurchase Agreements
The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2024, the Fund had invested in repurchase agreements with the gross values (principal) of $2,519,695,000 and associated collateral equal to $2,682,363,081.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.
SSGA FM is contractually obligated until April 30, 2025 (i) to waive up to the full amount of the advisory fee payable by the Fund and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Fund’s Board.
Administrator Fee
SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.
Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees
State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.
Other Transactions with Affiliates
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2024, based on management’s evaluation of the shareholder account base, the
15

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
June 30, 2024 (Unaudited)
number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio II	1	23.40%
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio II	$11,175,007,618	$487,954	$—	$487,954
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
16

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Financial Statements – (continued)
June 30, 2024 (Unaudited)
Market Risk
The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)
BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT[1]
General Background
SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser  to the State Street Navigator Securities Lending Portfolio II (the “Fund”), pursuant to an advisory agreement (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.
Approval Process
The Board, including the Independent Trustees, met in person on April 3, 2024 and May 8-9, 2024 (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the
[1] The Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
18

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2024 (Unaudited)
Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.
To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from Independent Counsel detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request letter from Independent Counsel to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund, the State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Government Money Market Portfolio (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of SEC staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2023; (vii) reports regarding the Adviser’s expense allocation and profitability related to providing investment advisory services to each Navigator Fund for the year ended December 31, 2023; (viii) reports regarding the Administrator’s and State Street’s profitability related to providing services to each Navigator Fund (collectively, with item vii, the “SSGA FM Profitability Reports”); (ix) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (x) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; and (xi) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2023, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).
19

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2024 (Unaudited)
The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement
The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.
In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. Further, the Board considered material enhancements made to the risk management processes and systems over the past year.
The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $956 billion in assets under management as of December 31, 2023. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.
The Investment Performance of the Trust and SSGA FM
In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and 13 other ultra-short bond funds (as classified by Broadridge) with assets ranging from approximately $1.699 billion to approximately $11.262 billion (the “Broadridge Peer Group”), and the Broadridge performance universe, consisting of the Fund and all retail and institutional ultra-short bond funds, regardless of asset size or primary channel of distribution (the “Broadridge Performance Universe”), as well as against an appropriate benchmark provided by Broadridge for the Fund (the “Benchmark”).  The Board noted that the Fund underperformed the medians of the Broadridge Peer Group and the Broadridge Performance Universe for the 1-year period and outperformed the medians of the Broadridge Peer Group and Broadridge Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund underperformed the Benchmark for the 1- and 5-year periods and outperformed the Benchmark for the 3-year
20

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2024 (Unaudited)
period.  On the basis of this review, the Board concluded that the Fund’s performance supported the renewal of the Advisory Agreement.
The Cost of the Services to be Provided
The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group and the Broadridge expense universe, consisting of the Fund, the Broadridge Peer Group, and all other institutional ultra-short bond funds, excluding outliers (the “Broadridge Expense Universe”).  The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were the lowest in the Broadridge Peer Group. The Board also noted that the actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Expense Universe.  The Board also noted that the Fund’s total expense ratio was the lowest in the Broadridge Expense Universe. The Board concluded that the management fees and total expenses of the Fund are reasonable.
Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust
The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2023. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.
Economies of Scale
The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.
Other Benefits
In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust.  The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.
Approval
The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and the Independent Trustees were advised by Independent Counsel with respect to their deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and
21

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Statement Regarding Basis for Approval of Investment Advisory Contract – (continued)
June 30, 2024 (Unaudited)
each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.
22

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: September 6, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: September 6, 2024